Crude Oil and Refined Product Risk Management (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss) [Table Text Block]

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Economic hedging activities recognized within cost of products sold:
Realized hedging gain, net	$93,699	$95,331	$15,868
Unrealized hedging gain (loss), net	(50,233)	194,423	(16,898)
Total hedging gain (loss), net	$43,466	$289,754	$(1,030)

	December 31, 2015	December 31, 2014
	(In thousands)
Open commodity hedging instruments (bbls):
Crude futures	4,593	(864)
Refined product price and crack spread swaps	(5,645)	(8,781)
Total open commodity hedging instruments	(1,052)	(9,645)

Fair value of outstanding contracts, net:
Other current assets	$78,125	$79,722
Other assets	11,881	56,533
Accrued liabilities	(10,273)	(4,889)
Other long-term liabilities	—	(1,400)
Fair value of outstanding contracts - unrealized gain, net	$79,733	$129,966

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table presents offsetting information regarding Western's commodity hedging contracts as of December 31, 2015 and 2014:

	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets (Liabilities) Presented in the Consolidated Balance Sheet
As of December 31, 2015
	(In thousands)
Gross financial assets:
Other current assets	$95,062	$(16,937)	$78,125
Other assets	11,881	—	11,881
Gross financial liabilities:
Accrued liabilities	(21,454)	11,181	(10,273)
Other long-term liabilities	(5,756)	5,756	—
	$79,733	$—	$79,733

	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets (Liabilities) Presented in the Consolidated Balance Sheet
As of December 31, 2014
	(In thousands)
Gross financial assets:
Other current assets	$86,659	$(6,937)	$79,722
Other assets	58,182	(1,649)	56,533
Gross financial liabilities:
Accrued liabilities	(11,826)	6,937	(4,889)
Other long-term liabilities	(3,049)	1,649	(1,400)
	$129,966	$—	$129,966

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The information presents the notional volume of outstanding contracts by type of instrument and year of maturity (volumes in thousands of barrels):

	Notional Contract Volumes by Year of Maturity
	2016	2017	2018
Inventory positions (futures and swaps):
Crude oil and refined products - net long positions	3,982	—	—
Natural gas - net long positions	793	—	—
Refined product positions (crack spread swaps):
Distillate - net short positions	(2,247)	(1,305)	—
Unleaded gasoline - net short positions	(2,275)	—	—